UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04282

Name of Fund:   BlackRock Natural Resources Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2016, the Fund outperformed its benchmark, the Russell 1000® Value Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•

The largest contributor to relative return for the period was stock selection in industrials. Within industrials, the Fund’s overweight positions in aerospace & defense companies such as Raytheon Co., Northrop Grumman Corp. and Lockheed Martin Corp. were particularly beneficial. Stock selection in consumer discretionary also added to relative performance, led by non-benchmark holdings McDonald’s Corp. and The Home Depot, Inc. A combination of stock selection and an underweight position in the energy sector also contributed to returns, as did stock selection in the information technology (“IT”) and consumer staples sectors.

•

The largest detractors from relative return during the period were stock selection and allocation decisions within financials. An underweight position in real estate investment trusts proved costly, as did an overweight to banks. Notable detractors within banks included overweight positions in Citigroup, Inc. and SunTrust Banks, Inc. Stock selection in the insurance industry also weighed on relative performance, as persis-

tently low U.S. interest rates represented a headwind for the Fund’s life insurer holdings. Lastly, an overweight to materials and an underweight in utilities modestly subtracted from relative return.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s holdings in energy, IT and health care were increased. Within energy, positions in the large-cap integrated oil & gas producers Exxon Mobil Corp., Chevron Corp. and Occidental Petroleum Corp. were expanded. Also, within energy, the Fund initiated a position in Pioneer Natural Resources Co. Within IT, positions were initiated in Lenovo Group Ltd. and NVIDIA Corporation, while within health care positions were initiated in AstraZeneca plc and Aetna, Inc. Conversely, the Fund reduced exposure to the industrials sector, most notably by trimming positions in aerospace & defense companies following strong performance during the period. The Fund also reduced exposure to weaker performers within the sector, including the security products & services firm Tyco International PLC, and the railroad operator Union Pacific Corp.

Describe portfolio positioning at period end.

•

As of period end, the Fund’s largest allocations were in the financials, health care and industrials sectors. Relative to the benchmark, the largest overweight positions were in consumer discretionary, industrials and health care. Conversely, the largest relative underweights were in the financials, energy and Information Technology sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
JPMorgan Chase & Co.	4%
Wells Fargo & Co.	4
General Electric Co.	3
Pfizer, Inc.	3
Exxon Mobil Corp.	3
Citigroup, Inc.	3
Home Depot, Inc.	3
Intel Corp.	2
Microsoft Corp.	2
Raytheon Co.	2

Sector Allocation	Percent of Net Assets
Financials	23%
Health Care	13
Industrials	13
Energy	10
Information Technology	9
Consumer Staples	8
Consumer Discretionary	8
Utilities	6
Materials	4
Short-Term Securities	3
Telecommunication Services	3

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.

[3]	This unmanaged index covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

[4]	This unmanaged index is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.

Performance Summary for the Period Ended January 31, 2016

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(5.50)%	(0.27)%	N/A	8.73%	N/A	6.47%	N/A
Service	(5.66)	(0.64)	N/A	8.41	N/A	6.17	N/A
Investor A	(5.62)	(0.56)	(5.78)%	8.44	7.27%	6.18	5.61%
Investor B	(5.97)	(1.27)	(5.06)	7.62	7.32	5.51	5.51
Investor C	(5.94)	(1.22)	(2.06)	7.68	7.68	5.41	5.41
Investor C1	(5.84)	(1.07)	N/A	7.86	N/A	5.62	N/A
Class R	(5.78)	(0.84)	N/A	8.11	N/A	5.85	N/A
S&P 500® Index	(6.77)	(0.67)	N/A	10.91	N/A	6.48	N/A
Russell 1000® Value Index	(8.63)	(5.00)	N/A	9.61	N/A	5.19	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$945.00	$3.26	$1,000.00	$1,021.77	$3.39	0.69%
Service	$1,000.00	$943.40	$5.25	$1,000.00	$1,019.81	$5.45	1.08%
Investor A	$1,000.00	$943.80	$4.76	$1,000.00	$1,020.36	$4.95	0.98%
Investor B	$1,000.00	$940.30	$8.44	$1,000.00	$1,016.54	$8.77	1.74%
Investor C	$1,000.00	$940.60	$8.15	$1,000.00	$1,016.84	$8.47	1.68%
Investor C1	$1,000.00	$941.60	$7.14	$1,000.00	$1,017.85	$7.42	1.47%
Class R	$1,000.00	$942.20	$6.17	$1,000.00	$1,018.85	$6.41	1.27%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

Effective October 1, 2015, the S&P North American Natural Resources Sector Index replaced the MSCI Natural Resources Index as a performance benchmark against which the Fund measures its performance and the S&P 500® Index was removed as a performance benchmark of the Fund. The S&P North American Natural Resources Sector Index represents U.S.-traded securities that are classified under the Global Industry Classification Standard energy and materials sector, excluding the chemical industry and steel sub-industry. Fund management believes the S&P North American Natural Resources Sector Index more accurately reflects the investment strategy of the Fund.

How did the Fund perform?

•

For the six-month period ended January 31, 2016, the Fund outperformed its benchmark, the S&P North American Natural Resources Sector Index. For the same period, the Fund’s Institutional and Investor A Shares outperformed the MSCI Natural Resources Index, while its Investor B and Investor C Shares underperformed the MSCI Natural Resources Index. Also for the same six-month period, the Fund underperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the S&P North American Natural Resources Sector Index.

What factors influenced performance?

•

The largest contributor to relative performance during the period was the portfolio’s underweight allocation within the storage & transportation industry, followed by an overweight position in diversified chemicals. In particular, a lack of exposure to benchmark companies Kinder Morgan Inc. and Cheniere Energy Inc. added to returns, as did an overweight to E.I. du Pont de Nemours & Co. Additionally, stock selection within refining & marketing, drilling, and diversified metals & mining contributed to performance. Specifically, an overweight position in the refiner Valero Energy Corp. and the lack of a position in HollyFrontier Corp. were additive.

•

Detractors from performance included the portfolio’s overweight position and stock selection in the exploration & production industry. Within the industry, holdings in Anadarko Petroleum Corp. and Range Resources Corp. hindered performance following weaker-than-expected earnings reports, driven in part by lower energy prices. In addition, an overweight to Cabot Oil & Gas Corp. and Devon Energy Corp. detracted from performance due to concerns related to weakening earnings comparisons and lower-than-expected production. Lastly, an underweight in the integrated oil & gas industry, in particular to Exxon Mobil Corp. and Chevron Corp., weighed on relative performance.

Describe recent portfolio activity.

•

During the six-month period, there was limited portfolio activity given the Fund’s fundamental long-term investment horizon. However, the Fund has been increasing its allocations to integrated oil and large-cap servicers due to their diverse revenue streams and balance sheet strength, as well as their tendency to recover with the commodity cycle.

Describe portfolio positioning at period end.

•

The Fund remained dually focused on company fundamentals and longer-term industry trends within the energy and materials sectors. The investment advisor believes that exposure to these sectors is important over the long term given the diversity, pricing power and potential inflation benefits naturally embedded within industry participants. The investment advisor also believes that fundamentals in the energy sector remain positive, as global energy demand continues to increase in emerging economies. This is especially evident in some of the fastest growing countries, where per capita consumption has expanded significantly in recent years.

•

The Fund continued to favor oil over natural gas, with a preference for exploration & production companies that have exposure to key shale basins. The Fund was also placing more emphasis on the equipment & services industry, as well as select equipment producers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock Natural Resources Trust

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

EOG Resources Inc.	8%
Exxon Mobil Corp.	6
Chevron Corp.	4
Occidental Petroleum Corp.	4
Schlumberger Ltd.	4
Suncor Energy Inc.	4
Pioneer Natural Resources Co.	3
Valero Energy Corp.	3
Marathon Petroleum Corp.	3
Halliburton Co.	3

Industry Allocation	Percent of Net Assets

Oil, Gas & Consumable Fuels	25%
Oil & Gas Exploration & Production	25
Integrated Oil & Gas	17
Energy Equipment & Services	12
Short-Term Securities	8
Metals & Mining	5
Oil & Gas Equipment & Services	3
Refining, Marketing & Transport	3
Chemicals	2
Oil & Gas Drilling	1
Liabilities in excess of other assets	(1)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	7

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund invests at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

[3]	This unmanaged index covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

[4]	This unmanaged index is an index consisting primarily of equity securities of companies engaged in the natural resources industry.

[5]	This unmanaged index consists primarily of U.S. equities classified under the energy and materials sector.

Performance Summary for the Period Ended January 31, 2016

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(16.05)%	(23.90)%	N/A	(8.13)%	N/A	(1.41)%	N/A
Investor A	(16.16)	(24.10)	(28.08)%	(8.38)	(9.36)%	(1.67)	(2.20)%
Investor B	(16.56)	(24.77)	(27.90)	(9.12)	(9.42)	(2.28)	(2.28)
Investor C	(16.52)	(24.72)	(25.41)	(9.09)	(9.09)	(2.44)	(2.44)
S&P 500® Index	(6.77)	(0.67)	N/A	10.91	N/A	6.48	N/A
MSCI Natural Resources Index	(16.27)	(20.85)	N/A	(4.74)	N/A	0.89	N/A
S&P North American Natural Resources Sector Index	(17.28)	(25.07)	N/A	(7.11)	N/A	(0.35)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$839.50	$4.21	$1,000.00	$1,020.56	$4.62	0.91%
Investor A	$1,000.00	$838.40	$5.36	$1,000.00	$1,019.30	$5.89	1.16%
Investor B	$1,000.00	$834.40	$9.68	$1,000.00	$1,014.58	$10.63	2.10%
Investor C	$1,000.00	$834.80	$9.18	$1,000.00	$1,015.13	$10.08	1.99%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Service Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C1 Shares (available only in BlackRock Equity Dividend Fund) are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 12, 2011, Investor C1 Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C1 Share fees.

•

Class R Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These Shares are available only to certain employer-sponsored retirement plans.

Investor B Shares of their respective Funds are only available through exchanges and dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Investor C1 Shares of their respective Funds are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived a portion of the Funds’ expenses. Without such waiver, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	9

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2015 and held through January 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.5%
Honeywell International, Inc.	3,113,857	$321,350,042
Lockheed Martin Corp.	1,226,830	258,861,130
Northrop Grumman Corp.	1,621,102	300,001,136
Raytheon Co.	3,316,249	425,275,772
United Technologies Corp.	464,094	40,696,403

		1,346,184,483
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	2,336,742	217,784,354
Banks — 8.2%
Bank of America Corp.	21,067,296	297,891,566
SunTrust Banks, Inc.	9,225,933	337,484,629
US Bancorp	8,154,533	326,670,592
Wells Fargo & Co.	14,570,075	731,854,867

		1,693,901,654
Beverages — 2.0%
Coca-Cola Co.	5,872,927	252,066,027
Diageo PLC	5,866,057	157,923,084

		409,989,111
Biotechnology — 0.5%
AbbVie, Inc.	1,884,291	103,447,576
Capital Markets — 2.3%
Goldman Sachs Group, Inc.	1,144,238	184,863,091
Invesco Ltd.	2,813,200	84,199,076
Morgan Stanley	8,297,381	214,736,221

		483,798,388
Chemicals — 2.6%
Dow Chemical Co.	5,337,756	224,185,752
E.I. du Pont de Nemours & Co.	4,714,632	248,743,984
Praxair, Inc.	585,064	58,506,400

		531,436,136
Commercial Services & Supplies — 0.3%
Tyco International PLC	2,066,778	71,076,495
Communications Equipment — 1.9%
Motorola Solutions, Inc.	2,535,183	169,274,169
QUALCOMM, Inc.	5,129,337	232,564,139

		401,838,308
Consumer Finance — 0.3%
American Express Co.	1,007,893	53,922,276
Diversified Financial Services — 7.3%
Citigroup, Inc.	12,423,198	528,979,771
CME Group, Inc.	2,069,633	185,956,525
JPMorgan Chase & Co.	13,309,040	791,887,880

		1,506,824,176
Diversified Telecommunication Services — 2.2%
BCE, Inc.	1,444,108	58,197,552
Verizon Communications, Inc.	8,114,742	405,493,658

		463,691,210

Common Stocks	Shares	Value
Electric Utilities — 2.1%
Exelon Corp.	3,469,740	$102,600,212
ITC Holdings Corp.	1,517,177	60,535,362
NextEra Energy, Inc.	2,448,341	273,504,173

		436,639,747
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	732,669	70,021,176
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,300,807	94,009,322
Food & Staples Retailing — 1.4%
Kroger Co.	7,570,036	293,793,097
Food Products — 0.7%
Mondelez International, Inc., Class A	2,280,003	98,268,129
Unilever NV—NY Shares	1,053,570	46,789,044

		145,057,173
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	1,884,291	71,320,414
Becton Dickinson & Co.	929,712	135,152,234

		206,472,648
Health Care Providers & Services — 4.2%
Aetna, Inc.	1,994,740	203,144,322
Anthem, Inc.	1,852,397	241,719,284
Quest Diagnostics, Inc.	2,970,618	195,080,484
UnitedHealth Group, Inc.	2,048,281	235,880,040

		875,824,130
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	1,536,762	190,220,400
Household Products — 2.0%
Procter & Gamble Co.	5,025,696	410,549,106
Industrial Conglomerates — 3.7%
3M Co.	574,586	86,762,486
General Electric Co.	23,314,355	678,447,731

		765,210,217
Insurance — 4.9%
American International Group, Inc.	5,384,203	304,099,785
MetLife, Inc.	5,718,537	255,332,677
Prudential Financial, Inc.	3,482,035	244,021,013
Travelers Cos., Inc.	1,920,419	205,561,650

		1,009,015,125
Media — 1.5%
Comcast Corp., Class A	5,511,207	307,029,342
Metals & Mining — 0.2%
BHP Billiton Ltd.	4,149,686	45,571,678
Multi-Utilities — 2.8%
CMS Energy Corp.	3,396,620	132,060,586
Dominion Resources, Inc.	3,270,210	236,011,056
Public Service Enterprise Group, Inc.	2,550,850	105,350,105
WEC Energy Group, Inc.	1,983,702	109,559,861

		582,981,608

Portfolio Abbreviations

ADR	American Depositary Receipts
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Multiline Retail — 2.0%
Dollar General Corp.	5,502,120	$412,989,127
Oil, Gas & Consumable Fuels — 9.5%
Chevron Corp.	2,798,595	241,994,510
ConocoPhillips	1,613,794	63,067,069
Exxon Mobil Corp.	6,808,407	530,034,485
Marathon Oil Corp.	4,754,991	46,266,062
Marathon Petroleum Corp.	3,894,558	162,753,579
Occidental Petroleum Corp.	6,003,819	413,242,862
Pioneer Natural Resources Co.	1,275,380	158,083,351
Spectra Energy Corp.	2,687,016	73,758,589
Total SA—ADR	6,362,256	281,975,186

		1,971,175,693
Paper & Forest Products — 0.7%
International Paper Co.	4,422,240	151,284,830
Pharmaceuticals — 7.9%
AstraZeneca PLC	1,648,400	106,141,341
Bristol-Myers Squibb Co.	1,991,388	123,784,678
Johnson & Johnson	3,633,772	379,511,148
Merck & Co., Inc.	8,080,700	409,449,069
Pfizer, Inc.	20,171,607	615,032,298

		1,633,918,534
Professional Services — 0.5%
Nielsen Holdings PLC	2,266,298	109,144,912
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	3,067,332	78,554,373
Road & Rail — 0.5%
Union Pacific Corp.	1,450,649	104,446,728
Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	15,890,395	492,920,053
NVIDIA Corp.	1,984,760	58,133,620

		551,053,673
Software — 3.5%
Microsoft Corp.	8,735,163	481,220,130
Oracle Corp.	7,055,490	256,184,842

		737,404,972

Common Stocks	Shares	Value
Specialty Retail — 3.4%
Gap, Inc.	7,817,360	$193,245,139
Home Depot, Inc.	4,105,804	516,345,911

		709,591,050
Technology Hardware, Storage & Peripherals — 1.2%
Lenovo Group Ltd.	67,232,000	60,350,027
Samsung Electronics Co. Ltd.	190,270	184,077,139

		244,427,166
Tobacco — 1.9%
Altria Group, Inc.	2,221,559	135,759,471
Philip Morris International, Inc.	1,218,920	109,714,989
Reynolds American, Inc.	2,923,800	146,043,810

		391,518,270
Water Utilities — 1.0%
American Water Works Co., Inc.	3,187,864	206,924,252
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd.	478,940	84,011,571
Total Long-Term Investments (Cost — $15,494,060,889) — 96.8%		20,102,734,087

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (a)(b)	657,937,935	657,937,935
Total Short-Term Securities (Cost — $657,937,935) — 3.1%		657,937,935
Total Investments (Cost — $16,151,998,824) — 99.9%		20,760,672,022
Other Assets Less Liabilities —0.1%		11,186,697

Net Assets —100.0%		$20,771,858,719

Notes to Schedule of Investments

(a)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	870,929,449	(212,991,514)	657,937,935	$654,664
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	262,491	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of other fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,346,184,483	—	—	$1,346,184,483
Air Freight & Logistics	217,784,354	—	—	217,784,354
Banks	1,693,901,654	—	—	1,693,901,654
Beverages	252,066,027	$157,923,084	—	409,989,111
Biotechnology	103,447,576	—	—	103,447,576
Capital Markets	483,798,388	—	—	483,798,388
Chemicals	531,436,136	—	—	531,436,136
Commercial Services & Supplies	71,076,495	—	—	71,076,495
Communications Equipment	401,838,308	—	—	401,838,308
Consumer Finance	53,922,276	—	—	53,922,276
Diversified Financial Services	1,506,824,176	—	—	1,506,824,176
Diversified Telecommunication Services	463,691,210	—	—	463,691,210
Electric Utilities	436,639,747	—	—	436,639,747
Electrical Equipment	70,021,176	—	—	70,021,176
Energy Equipment & Services	94,009,322	—	—	94,009,322
Food & Staples Retailing	293,793,097	—	—	293,793,097
Food Products	145,057,173	—	—	145,057,173
Health Care Equipment & Supplies	206,472,648	—	—	206,472,648
Health Care Providers & Services	875,824,130	—	—	875,824,130
Hotels, Restaurants & Leisure	190,220,400	—	—	190,220,400
Household Products	410,549,106	—	—	410,549,106
Industrial Conglomerates	765,210,217	—	—	765,210,217
Insurance	1,009,015,125	—	—	1,009,015,125
Media	307,029,342	—	—	307,029,342
Metals & Mining	—	45,571,678	—	45,571,678
Multi-Utilities	582,981,608	—	—	582,981,608
Multiline Retail	412,989,127	—	—	412,989,127
Oil, Gas & Consumable Fuels	1,971,175,693	—	—	1,971,175,693
Paper & Forest Products	151,284,830	—	—	151,284,830
Pharmaceuticals	1,527,777,193	106,141,341	—	1,633,918,534
Professional Services	109,144,912	—	—	109,144,912
Real Estate Investment Trusts (REITs)	78,554,373	—	—	78,554,373
Road & Rail	104,446,728	—	—	104,446,728
Semiconductors & Semiconductor Equipment	551,053,673	—	—	551,053,673
Software	737,404,972	—	—	737,404,972
Specialty Retail	709,591,050	—	—	709,591,050
Technology Hardware, Storage & Peripherals	—	244,427,166	—	244,427,166
Tobacco	391,518,270	—	—	391,518,270
Water Utilities	206,924,252	—	—	206,924,252
Wireless Telecommunication Services	—	84,011,571	—	84,011,571
Short-Term Securities	657,937,935	—	—	657,937,935

Total	$20,122,597,182	$638,074,840	—	$20,760,672,022

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount financial statement purposes. As of period end, foreign currency at value of $1,577 is categorized as Level 1 within the disclosure hierarchy.

For the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	13

Schedule of Investments	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	54,100	$2,854,316
Praxair, Inc.	20,200	2,020,000

		4,874,316
Energy Equipment & Services — 16.4%
Baker Hughes, Inc.	90,380	3,932,434
Cameron International Corp. (a)	107,320	7,046,631
Dril-Quip, Inc. (a)	54,220	3,179,461
FMC Technologies, Inc. (a)	174,100	4,378,615
Halliburton Co.	232,900	7,403,891
Helmerich & Payne, Inc.	59,880	3,041,904
National Oilwell Varco, Inc.	61,501	2,001,243
Rowan Cos. PLC, Class A	71,900	909,535
Schlumberger Ltd.	146,615	10,595,866
Seahawk Drilling, Inc.	4,713	—
Weatherford International PLC (a)	92,452	623,126

		43,112,706
Metals & Mining — 5.4%
BHP Billiton Ltd.	141,976	1,559,174
Eldorado Gold Corp.	444,600	1,009,228
Franco-Nevada Corp.	66,800	2,957,816
Goldcorp, Inc.	207,982	2,369,471
HudBay Minerals, Inc.	153,600	302,617
Newcrest Mining Ltd. (a)	156,875	1,474,735
Newmont Mining Corp.	34,200	682,632
Southern Copper Corp. (b)	147,154	3,814,232

		14,169,905
Oil & Gas Exploration & Production — 0.9%
Carrizo Oil & Gas, Inc. (a)	89,361	2,424,364
Oil, Gas & Consumable Fuels — 69.9%
Anadarko Petroleum Corp.	152,000	5,941,680
Antero Resources Corp. (a)(b)	19,790	537,694
Apache Corp.	115,892	4,930,046
Cabot Oil & Gas Corp.	347,701	7,214,796
Canadian Natural Resources Ltd.	258,300	5,529,600
Cenovus Energy, Inc.	135,122	1,664,791
Chevron Corp.	130,191	11,257,616
Cimarex Energy Co.	52,661	4,897,473
CNOOC Ltd.—ADR	12,900	1,310,253
Concho Resources, Inc. (a)	22,300	2,121,399
ConocoPhillips	65,875	2,574,395
CONSOL Energy, Inc. (b)	66,500	528,010
Crew Energy, Inc. (a)	268,700	740,368
Devon Energy Corp.	219,614	6,127,231
Diamondback Energy, Inc. (a)	4,000	302,200
Encana Corp.	73,722	323,642
EOG Resources, Inc.	298,380	21,190,948
EQT Corp.	109,000	6,729,660
Exxon Mobil Corp.	217,390	16,923,811

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	113,500	$4,823,750
Husky Energy, Inc.	85,869	854,461
Kosmos Energy Ltd. (a)(b)	156,300	714,291
Marathon Oil Corp.	187,600	1,825,348
Marathon Petroleum Corp.	183,730	7,678,077
Murphy Oil Corp.	56,700	1,111,887
Murphy USA, Inc. (a)	24,535	1,419,350
Newfield Exploration Co. (a)	81,257	2,362,141
Noble Energy, Inc.	163,701	5,299,001
Occidental Petroleum Corp.	163,100	11,226,173
Phillips 66	57,017	4,569,913
Pioneer Natural Resources Co.	73,498	9,110,077
Range Resources Corp. (b)	144,900	4,283,244
Southwestern Energy Co. (a)(b)	58,500	520,065
Suncor Energy, Inc.	426,667	10,105,511
Surge Energy, Inc.	263,300	415,371
Total SA—ADR	143,772	6,371,975
Uranium Energy Corp. (a)	261,724	250,103
VAALCO Energy, Inc. (a)	198,300	279,603
Valero Energy Corp.	115,739	7,855,206
Whiting Petroleum Corp. (a)	103,700	762,195
Williams Cos., Inc.	46,900	905,170

		183,588,525
Total Common Stocks — 94.5%		248,169,816

Investment Companies — 0.4%
Sprott Physical Silver Trust (a)	187,400	1,026,952
Total Long-Term Investments (Cost — $155,696,633) — 94.9%		249,196,768

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)(d)	13,108,902	13,108,902

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$8,093	8,093,361
Total Short-Term Securities (Cost — $21,202,263) — 8.1%		21,202,263
Total Investments (Cost — $176,898,896) — 103.0%		$270,399,031
Liabilities in Excess of Other Assets — (3.0)%		(7,963,816)

Net Assets — 100.0%		$262,435,215

Portfolio Abbreviations

ADR	American Depositary Receipts

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,865,097	(10,756,195)	13,108,902	$9,215
BlackRock Liquidity Series, LLC, Money Market Series	—	$8,093,361	$8,093,361	$31,558	[1]

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of other fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$4,874,316	—	—	$4,874,316
Energy Equipment & Services	43,112,706	—	—	43,112,706
Metals & Mining	11,135,996	$3,033,909	—	14,169,905
Oil & Gas Exploration & Production	2,424,364	—	—	2,424,364
Oil, Gas & Consumable Fuels	183,338,422	250,103	—	183,588,525
Investment Companies	1,026,952	—	—	1,026,952
Short-Term Securities	13,108,902	8,093,361	—	21,202,263

Total	$259,021,658	$11,377,373	—	$270,399,031

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$418	—	—	$418
Liabilities:
Collateral on securities loaned at value	—	$(8,093,361)	—	(8,093,361)

Total	$418	$(8,093,361)	—	$(8,092,943)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	15

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Assets
Investments at value — unaffiliated[1,2]	$20,102,734,087	$249,196,768
Investments at value — affiliated[3]	657,937,935	21,202,263
Foreign currency at value[4]	1,577	418
Receivables:
Capital shares sold	38,722,422	848,630
Investments sold	38,165,635	550,799
Dividends	27,261,147	55,744
Securities lending income — affiliated	—	8,720
Prepaid expenses	281,169	44,307

Total assets	20,865,103,972	271,907,649

Liabilities
Collateral on securities loaned at value	—	8,093,361
Payables:
Capital shares redeemed	57,210,551	891,073
Transfer agent fees	12,064,960	190,115
Investment advisory fees	9,267,755	126,279
Investments purchased	9,228,146	—
Service and distribution fees	4,089,266	67,374
Officer’s and Trustees’ fees	81,835	8,906
Other affiliates	37,042	527
Other accrued expenses	1,265,698	94,799

Total liabilities	93,245,253	9,472,434

Net Assets	$20,771,858,719	$262,435,215

Net Assets Consist of
Paid-in capital	$15,709,733,139	$177,044,930
Undistributed (distributions in excess of) net investment income	6,378,438	(2,202,253)
Accumulated net realized gain (loss)	447,207,649	(5,910,337)
Net unrealized appreciation (depreciation)	4,608,539,493	93,502,875

Net Assets	$20,771,858,719	$262,435,215

[1] Investments at cost — unaffiliated	$15,494,060,889	$155,696,633
[2] Securities loaned at value	—	$8,319,501
[3] Investments at cost — affiliated	$657,937,935	$21,202,263
[4] Foreign currency at cost	$1,570	$416

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Assets and Liabilities (concluded)

January 31, 2016 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Net Asset Value
Institutional:
Net assets	$11,110,746,090	$56,187,177

Shares outstanding[1]	554,358,638	1,540,412

Net asset value	$20.04	$36.48

Service:
Net assets	$84,338,505	—

Shares outstanding[1]	4,221,165	—

Net asset value	$19.98	—

Investor A:
Net assets	$5,797,708,617	$163,611,383

Shares outstanding[1]	289,977,739	4,630,725

Net asset value	$19.99	$35.33

Investor B:
Net assets	$14,359,445	$849,558

Shares outstanding[1]	709,977	27,443

Net asset value	$20.23	$30.96

Investor C:
Net assets	$2,920,863,668	$41,787,097

Shares outstanding[1]	150,418,015	1,376,427

Net asset value	$19.42	$30.36

Investor C1:
Net assets	$6,436,920	—

Shares outstanding[1]	331,952	—

Net asset value	$19.39	—

Class R:
Net assets	$837,405,474	—

Shares outstanding[1]	41,636,464	—

Net asset value	$20.11	—

[1] Unlimited number of shares authorized, $0.10 par value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	17

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Investment Income
Dividends — unaffiliated	$313,051,352	$3,241,398
Dividends — affiliated	654,664	9,215
Securities lending — affiliated — net	262,491	31,558
Foreign taxes withheld	(3,017,314)	(128,016)

Total income	310,951,193	3,154,155

Expenses
Investment advisory	62,891,994	925,490
Service and distribution — class specific	26,435,039	494,452
Transfer agent — class specific	17,385,871	312,936
Accounting services	1,326,704	43,262
Custodian	665,030	12,668
Professional	258,192	58,943
Printing	246,052	14,037
Registration	197,976	40,304
Officer and Trustees	180,170	12,689
Miscellaneous	186,109	13,161

Total expenses	109,773,137	1,927,942
Less fees waived and/or reimbursed by the Manager	(3,111,467)	(4,493)

Total expenses after fees waived and/or reimbursed	106,661,670	1,923,449

Net investment income	204,289,523	1,230,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,234,429,839	(5,476,090)
Foreign currency transactions	(413,423)	(12,398)

	1,234,016,416	(5,488,488)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,760,875,247)	(46,735,740)
Foreign currency translations	(112,294)	2,802

	(2,760,987,541)	(46,732,938)

Net realized and unrealized loss	(1,526,971,125)	(52,221,426)

Net Decrease in Net Assets Resulting from Operations	$(1,322,681,602)	$(50,990,720)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$204,289,523	$457,807,809
Net realized gain	1,234,016,416	3,339,167,863
Net change in unrealized appreciation (depreciation)	(2,760,987,541)	(1,761,820,290)

Net increase (decrease) in net assets resulting from operations	(1,322,681,602)	2,035,155,382

Distributions to Shareholders[1]
From net investment income:
Institutional	(125,169,812)	(274,869,937)
Service	(736,791)	(3,822,640)
Investor A	(56,777,061)	(131,790,737)
Investor B	(79,607)	(210,735)
Investor C	(17,516,827)	(33,474,244)
Investor C1	(46,321)	(86,938)
Class R	(6,672,741)	(14,245,399)
From net realized gain:
Institutional	(1,683,334,063)	(655,224,706)
Service	(12,599,222)	(11,735,392)
Investor A	(884,371,335)	(360,625,429)
Investor B	(2,344,995)	(1,290,098)
Investor C	(448,362,765)	(154,480,564)
Investor C1	(1,000,980)	(336,253)
Class R	(126,579,288)	(50,501,947)

Decrease in net assets resulting from distributions to shareholders	(3,365,591,808)	(1,692,695,019)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	513,613,057	(5,122,723,571)

Net Assets
Total decrease in net assets	(4,174,660,353)	(4,780,263,208)
Beginning of period	24,946,519,072	29,726,782,280

End of period	$20,771,858,719	$24,946,519,072

Undistributed net investment income, end of period	$6,378,438	$9,088,075

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	19

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$1,230,706	$2,354,915
Net realized gain (loss)	(5,488,488)	22,052,851
Net change in unrealized appreciation (depreciation)	(46,732,938)	(197,198,278)

Net decrease in net assets resulting from operations	(50,990,720)	(172,790,512)

Distributions to Shareholders[1]
From net investment income
Institutional	(570,693)	(630,696)
Investor A	(1,300,438)	(1,077,452)
Investor B	—	(2,489)
Investor C	—	(139,363)
From net realized gain:
Institutional	(3,729,060)	(8,497,039)
Investor A	(11,614,900)	(18,561,542)
Investor B	(83,426)	(231,702)
Investor C	(3,644,530)	(6,555,562)

Decrease in net assets resulting from distributions to shareholders	(20,943,047)	(35,695,845)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(3,804,719)	(5,544,324)

Net Assets
Total decrease in net assets	(75,738,486)	(214,030,681)
Beginning of period	338,173,701	552,204,382

End of period	$262,435,215	$338,173,701

Distributions in excess of net investment income, end of period	$(2,202,253)	$(1,561,828)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$24.94	$24.71	$22.64	$19.52	$18.17	$15.66

Net investment income[1]	0.24	0.47	0.48	0.48	0.43	0.37
Net realized and unrealized gain (loss)	(1.50)	1.34	2.10	3.12	1.34	2.53

Net increase (decrease) from investment operations	(1.26)	1.81	2.58	3.60	1.77	2.90

Distributions:[2]
From net investment income	(0.25)	(0.48)	(0.49)	(0.47)	(0.41)	(0.39)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.64)	(1.58)	(0.51)	(0.48)	(0.42)	(0.39)

Net asset value, end of period	$20.04	$24.94	$24.71	$22.64	$19.52	$18.17

Total Return[3]
Based on net asset value	(5.50)% [4]	7.55%	11.49%	18.63%	9.90%	18.62%

Ratios to Average Net Assets
Total expenses	0.72% [5]	0.70%	0.70%	0.73%	0.71%	0.75%

Total expenses after fees waived and paid indirectly	0.69% [5]	0.69%	0.70%	0.72%	0.70%	0.75%

Net investment income	2.03% [5]	1.86%	2.00%	2.28%	2.34%	2.10%

Supplemental Data
Net assets, end of period (000)	$11,110,746	$13,242,101	$14,595,350	$14,610,283	$11,068,796	$6,122,019

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	21

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Service
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$24.86	$24.63	$22.56	$19.46	$18.12	$15.63

Net investment income[1]	0.19	0.39	0.40	0.42	0.37	0.33
Net realized and unrealized gain (loss)	(1.48)	1.33	2.10	3.10	1.36	2.51

Net increase (decrease) from investment operations	(1.29)	1.72	2.50	3.52	1.73	2.84

Distributions:[2]
From net investment income	(0.20)	(0.39)	(0.41)	(0.41)	(0.38)	(0.35)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.59)	(1.49)	(0.43)	(0.42)	(0.39)	(0.35)

Net asset value, end of period	$19.98	$24.86	$24.63	$22.56	$19.46	$18.12

Total Return[3]
Based on net asset value	(5.66)% [4]	7.19%	11.17%	18.23%	9.68%	18.24%

Ratios to Average Net Assets
Total expenses	1.11% [5]	1.02%	1.01%	1.01%	1.02%	1.01%

Total expenses after fees waived and paid indirectly	1.08% [5]	1.01%	1.01%	1.01%	1.01%	1.01%

Net investment income	1.64% [5]	1.58%	1.69%	1.99%	2.00%	1.85%

Supplemental Data
Net assets, end of period (000)	$84,339	$99,271	$295,017	$323,071	$207,027	$67,367

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$24.88	$24.65	$22.59	$19.48	$18.13	$15.63

Net investment income[1]	0.21	0.40	0.42	0.42	0.38	0.33
Net realized and unrealized gain (loss)	(1.50)	1.33	2.09	3.11	1.34	2.53

Net increase (decrease) from investment operations	(1.29)	1.73	2.51	3.53	1.72	2.86

Distributions:[2]
From net investment income	(0.21)	(0.40)	(0.43)	(0.41)	(0.36)	(0.36)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.60)	(1.50)	(0.45)	(0.42)	(0.37)	(0.36)

Net asset value, end of period	$19.99	$24.88	$24.65	$22.59	$19.48	$18.13

Total Return[3]
Based on net asset value	(5.62)% [4]	7.25%	11.19%	18.31%	9.63%	18.28%

Ratios to Average Net Assets
Total expenses	1.00% [5]	0.97%	0.95%	0.99%	0.98%	1.03%

Total expenses after fees waived and paid indirectly	0.98% [5]	0.96%	0.95%	0.99%	0.98%	1.02%

Net investment income	1.75% [5]	1.61%	1.75%	2.03%	2.09%	1.85%

Supplemental Data
Net assets, end of period (000)	$5,797,709	$7,226,833	$10,115,394	$10,573,927	$8,582,557	$5,852,184

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	23

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$25.11	$24.86	$22.76	$19.62	$18.25	$15.73

Net investment income[1]	0.12	0.22	0.24	0.28	0.24	0.19
Net realized and unrealized gain (loss)	(1.50)	1.33	2.11	3.12	1.34	2.53

Net increase (decrease) from investment operations	(1.38)	1.55	2.35	3.40	1.58	2.72

Distributions:[2]
From net investment income	(0.11)	(0.20)	(0.23)	(0.25)	(0.20)	(0.20)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.50)	(1.30)	(0.25)	(0.26)	(0.21)	(0.20)

Net asset value, end of period	$20.23	$25.11	$24.86	$22.76	$19.62	$18.25

Total Return[3]
Based on net asset value	(5.97)% [4]	6.38%	10.40%	17.41%	8.74%	17.35%

Ratios to Average Net Assets
Total expenses	1.76% [5]	1.72%	1.71%	1.73%	1.79%	1.81%

Total expenses after fees waived and paid indirectly	1.74% [5]	1.72%	1.71%	1.73%	1.79%	1.81%

Net investment income	1.03% [5]	0.87%	1.02%	1.33%	1.33%	1.10%

Supplemental Data
Net assets, end of period (000)	$14,359	$21,395	$34,515	$44,315	$48,906	$55,195

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$24.27	$24.08	$22.08	$19.06	$17.76	$15.33

Net investment income[1]	0.12	0.22	0.24	0.27	0.24	0.19
Net realized and unrealized gain (loss)	(1.45)	1.31	2.05	3.04	1.31	2.47

Net increase (decrease) from investment operations	(1.33)	1.53	2.29	3.31	1.55	2.66

Distributions:[2]
From net investment income	(0.13)	(0.24)	(0.27)	(0.28)	(0.24)	(0.23)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.52)	(1.34)	(0.29)	(0.29)	(0.25)	(0.23)

Net asset value, end of period	$19.42	$24.27	$24.08	$22.08	$19.06	$17.76

Total Return[3]
Based on net asset value	(5.94)% [4]	6.51%	10.43%	17.47%	8.80%	17.40%

Ratios to Average Net Assets
Total expenses	1.70% [5]	1.67%	1.67%	1.69%	1.73%	1.76%

Total expenses after fees waived and paid indirectly	1.68% [5]	1.66%	1.67%	1.68%	1.73%	1.75%

Net investment income	1.04% [5]	0.88%	1.02%	1.32%	1.33%	1.11%

Supplemental Data
Net assets, end of period (000)	$2,920,864	$3,361,651	$3,476,705	$3,124,236	$2,245,569	$1,495,227

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	25

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C1
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,			Period September 12, 2011[1] to July 31, 2012
		2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$24.24	$24.06	$22.06	$19.03	$16.32

Net investment income[2]	0.14	0.26	0.28	0.32	0.22
Net realized and unrealized gain (loss)	(1.44)	1.30	2.05	3.03	2.78

Net increase (decrease) from investment operations	(1.30)	1.56	2.33	3.35	3.00

Distributions:[3]
From net investment income	(0.16)	(0.28)	(0.31)	(0.31)	(0.28)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(3.55)	(1.38)	(0.33)	(0.32)	(0.29)

Net asset value, end of period	$19.39	$24.24	$24.06	$22.06	$19.03

Total Return[4]
Based on net asset value	(5.84)% [5]	6.69%	10.63%	17.74%	18.51%	[5]

Ratios to Average Net Assets
Total expenses	1.50% [6]	1.49%	1.49%	1.46%	1.63%	[5]

Total expenses after fees waived and paid indirectly	1.47% [6]	1.48%	1.49%	1.45%	1.63%	[5]

Net investment income	1.24% [6]	1.07%	1.21%	1.59%	1.37%	[5]

Supplemental Data
Net assets, end of period (000)	$6,437	$7,340	$7,680	$7,670	$7,255

Portfolio turnover rate	11%	25%	6%	15%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock Equity Dividend Fund

	Class R
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$25.01	$24.76	$22.69	$19.57	$18.21	$15.71

Net investment income[1]	0.17	0.32	0.34	0.36	0.32	0.27
Net realized and unrealized gain (loss)	(1.50)	1.35	2.10	3.12	1.36	2.52

Net increase (decrease) from investment operations	(1.33)	1.67	2.44	3.48	1.68	2.79

Distributions:[2]
From net investment income	(0.18)	(0.32)	(0.35)	(0.35)	(0.31)	(0.29)
From net realized gain	(3.39)	(1.10)	(0.02)	(0.01)	(0.01)	—

Total distributions	(3.57)	(1.42)	(0.37)	(0.36)	(0.32)	(0.29)

Net asset value, end of period	$20.11	$25.01	$24.76	$22.69	$19.57	$18.21

Total Return[3]
Based on net asset value	(5.78)% [4]	6.96%	10.83%	17.93%	9.33%	17.85%

Ratios to Average Net Assets
Total expenses	1.30% [5]	1.28%	1.27%	1.28%	1.31%	1.36%

Total expenses after fees waived and paid indirectly	1.27% [5]	1.28%	1.27%	1.28%	1.30%	1.34%

Net investment income	1.42% [5]	1.28%	1.43%	1.72%	1.76%	1.53%

Supplemental Data
Net assets, end of period (000)	$837,405	$987,928	$1,202,121	$1,202,571	$902,790	$625,000

Portfolio turnover rate	11%	25%	6%	15%	3%	5%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	27

Financial Highlights	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$47.03	$77.17	$64.89	$57.65	$69.76	$52.59

Net investment income[1]	0.25	0.53	0.45	0.48	0.33	0.16
Net realized and unrealized gain (loss)	(7.65)	(25.35)	12.61	7.21	(12.09)	17.01

Net increase (decrease) from investment operations	(7.40)	(24.82)	13.06	7.69	(11.76)	17.17

Distributions:[2]
From net investment income	(0.42)	(0.37)	(0.34)	(0.45)	(0.35)	—
From net realized gain	(2.73)	(4.95)	(0.44)	—	—	—

Total distributions	(3.15)	(5.32)	(0.78)	(0.45)	(0.35)	—

Net asset value, end of period	$36.48	$47.03	$77.17	$64.89	$57.65	$69.76

Total Return[3]
Based on net asset value	(16.05)% [4]	(32.68)%	20.31%	13.41%	(16.88)%	32.65%

Ratios to Average Net Assets
Total expenses	0.92% [5]	0.83%	0.80%	0.80%	0.85%	0.80%

Total expenses after fees waived and paid indirectly	0.91% [5]	0.83%	0.80%	0.80%	0.85%	0.79%

Net investment income	1.14% [5]	0.89%	0.64%	0.76%	0.56%	0.25%

Supplemental Data
Net assets, end of period (000)	$56,187	$80,864	$142,323	$109,009	$102,940	$117,786

Portfolio turnover rate	3%	6%	5%	1%	3%	2%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$45.59	$75.12	$63.28	$56.14	$67.92	$51.34

Net investment income (loss)[1]	0.18	0.36	0.27	0.31	0.17	(0.01)
Net realized and unrealized gain (loss)	(7.40)	(24.65)	12.27	7.04	(11.78)	16.59

Net increase (decrease) from investment operations	(7.22)	(24.29)	12.54	7.35	(11.61)	16.58

Distributions:[2]
From net investment income	(0.31)	(0.29)	(0.26)	(0.21)	(0.17)	—
From net realized gain	(2.73)	(4.95)	(0.44)	—	—	—

Total distributions	(3.04)	(5.24)	(0.70)	(0.21)	(0.17)	—

Net asset value, end of period	$35.33	$45.59	$75.12	$63.28	$56.14	$67.92

Total Return[3]
Based on net asset value	(16.16)% [4]	(32.87)%	19.98%	13.11%	(17.11)%	32.29%

Ratios to Average Net Assets
Total expenses	1.17% [5]	1.10%	1.06%	1.07%	1.12%	1.07%

Total expenses after fees waived and paid indirectly	1.16% [5]	1.10%	1.06%	1.07%	1.12%	1.06%

Net investment income (loss)	0.87% [5]	0.62%	0.39%	0.51%	0.30%	(0.01)%

Supplemental Data
Net assets, end of period (000)	$163,611	$198,816	$313,210	$293,272	$295,462	$406,230

Portfolio turnover rate	3%	6%	5%	1%	3%	2%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	29

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$40.22		$67.31	$57.01	$50.82	$61.77	$47.05

Net investment income (loss)[1]	0.00	[2]	(0.11)	(0.24)	(0.14)	(0.24)	(0.44)
Net realized and unrealized gain (loss)	(6.53)		(21.98)	11.01	6.33	(10.71)	15.16

Net increase (decrease) from investment operations	(6.53)		(22.09)	10.77	6.19	(10.95)	14.72

Distributions:[3]
From net investment income	—		(0.05)	(0.03)	—	—	—
From net realized gain	(2.73)		(4.95)	(0.44)	—	—	—

Total distributions	(2.73)		(5.00)	(0.47)	—	—	—

Net asset value, end of period	$30.96		$40.22	$67.31	$57.01	$50.82	$61.77

Total Return[4]
Based on net asset value	(16.56)%	[5]	(33.41)%	19.01%	12.18%	(17.73)%	31.29%

Ratios to Average Net Assets
Total expenses	2.11%	[6]	1.94%	1.88%	1.88%	1.89%	1.84%

Total expenses after fees waived and paid indirectly	2.10%	[6]	1.94%	1.88%	1.88%	1.89%	1.83%

Net investment income (loss)	0.01%	[6]	(0.21)%	(0.39)%	(0.26)%	(0.46)%	(0.78)%

Supplemental Data
Net assets, end of period (000)	$850		$1,468	$3,861	$5,970	$9,365	$18,036

Portfolio turnover rate	3%		6%	5%	1%	3%	2%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights (concluded)	BlackRock Natural Resources Trust

	Investor C
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$39.48		$66.24	$56.13	$50.02	$60.81	$46.33

Net investment income (loss)[1]	0.01		(0.08)	(0.24)	(0.15)	(0.24)	(0.45)
Net realized and unrealized gain (loss)	(6.40)		(21.62)	10.86	6.26	(10.55)	14.93

Net increase (decrease) from investment operations	(6.39)		(21.70)	10.62	6.11	(10.79)	14.48

Distributions:[2]
From net investment income	—		(0.11)	(0.07)	—	—	—
From net realized gain	(2.73)		(4.95)	(0.44)	—	—	—

Total distributions	(2.73)		(5.06)	(0.51)	—	—	—

Net asset value, end of period	$30.36		$39.48	$66.24	$56.13	$50.02	$60.81

Total Return[3]
Based on net asset value	(16.52)%	[4]	(33.38)%	19.06%	12.22%	(17.74)%	31.25%

Ratios to Average Net Assets
Total expenses	1.99%	[5]	1.88%	1.84%	1.86%	1.89%	1.85%

Total expenses after fees waived and paid indirectly	1.99%	[5]	1.88%	1.84%	1.86%	1.89%	1.84%

Net investment income (loss)	0.07%	[5]	(0.16)%	(0.39)%	(0.27)%	(0.47)%	(0.80)%

Supplemental Data
Net assets, end of period (000)	$41,787		$57,026	$92,811	$89,618	$98,585	$143,712

Portfolio turnover rate	3%		6%	5%	1%	3%	2%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	31

Notes to Financial Statements

1. Organization:

BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Equity Dividend Fund	Equity Dividend	Diversified
BlackRock Natural Resources Trust	Natural Resources	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold only to certain eligible investors. Investor B and C1 Shares are only available through distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans; Investor B Shares are also available through exchanges. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C and Investor C1 Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnification. The Funds maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	33

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”) if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the

34	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of Natural Resources Trust’s securities lending agreements by counterparty which are subject to offset under an MSLA:

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital Inc.	$300,672	$(295,800)	$4,872
BNP Paribas S.A.	532,315	(528,984)	3,331
Citigroup Global Markets Inc.	278	(242)	36
Deutsche Bank Securities Inc.	6,378,850	(6,204,000)	174,850
JPMorgan Chase Bank N.A.	201,213	(198,135)	3,078
Morgan Stanley & Co. International PLC	391,442	(345,100)	46,342
SG Americas Securities LLC	514,731	(514,731)	—

	$8,319,501	$(8,086,992)	$232,509

[1]

Collateral with a value of $8,093,361 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Equity Dividend

Average Daily Net Assets	Investment Advisory Fee
First $8 Billion	0.60%
$8 Billion — $10 Billion	0.56%
$10 Billion — $12 Billion	0.54%
$12 Billion — $17 Billion	0.52%
$17 Billion — $25 Billion	0.51%
$25 Billion — $30 Billion	0.50%
$30 Billion — $40 Billion	0.49%
Greater than $40 Billion	0.48%

SEMI-ANNUAL REPORT	JANUARY 31, 2016	35

Notes to Financial Statements (continued)

Natural Resources

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.60%
$1 Billion — $3 Billion	0.56%
$3 Billion — $5 Billion	0.54%
$5 Billion — $10 Billion	0.52%
Greater than $10 Billion	0.51%

Beginning June 1, 2015, the Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.025% of Equity Dividend’s average daily net assets. This amount is included in fees waived by the Manager in the Statements of Operations. During the six months ended January 31, 2016, the Manager waived $2,853,754 pursuant to this agreement.

The Manager, with respect to the Funds, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the six months ended January 31, 2016, the amounts waived were as follows:

Equity Dividend	$257,713
Natural Resources	$4,493

For the period ended January 31, 2016, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Equity Dividend	$150,763
Natural Resources	$2,130

The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	—
Investor A	0.25%	0.25%
Investor B	0.25%	0.25%
Investor C	0.25%	0.25%
Investor C1	0.25%	—
Class R	0.25%	—

	Distribution Fees
	Equity Dividend	Natural Resources
Investor B	0.75%	0.75%
Investor C	0.75%	0.75%
Investor C1	0.55%	—
Class R	0.25%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended January 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Investor C1	Class R
Equity Dividend	$114,096	$8,117,635	$88,820	$15,780,725	$27,756	$2,306,007
Natural Resources	—	$236,725	$5,931	$251,796	—	—

36	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent in the Statements of Operations:

	Institutional	Investor A	Investor C
Equity Dividend	$249,057	$6,654	$66
Natural Resources	—	$2	—

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended January 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Investor C1	Class R
Equity Dividend	$20,133	$586	$51,218	$722	$21,983	$35	$4,223
Natural Resources	$449	—	$4,901	$125	$1,375	—	—

For the six months ended January 31, 2016, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Investor C1	Class R
Equity Dividend	$8,630,636	$130,581	$5,662,459	$16,093	$1,917,373	$4,162	$1,024,567
Natural Resources	$64,734	—	$179,679	$2,247	$66,276	—	—

For the six months ended January 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares as follows:

Investor A
Equity Dividend	$176,291
Natural Resources	$9,808

For the six months ended January 31, 2016, affiliates received CDSCs as follows:

	Equity Dividend	Natural Resources
Investor A	$66,025	$15
Investor B	$73	$222
Investor C	$101,348	$7,607

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2015, each Fund retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	37

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

Equity Dividend	$92,395
Natural Resources	$11,109

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	Purchases	Sales
Equity Dividend	$2,485,681,006	$4,942,540,798
Natural Resources	$7,611,118	$20,923,277

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, Equity Dividend had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	Equity Dividend[1]
2016	$745,578
2018	1,491,156

Total	$2,236,734

[1]	Subject to annual limitations.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$16,170,999,729	$179,370,877

Gross unrealized appreciation	$5,399,779,471	$115,275,488
Gross unrealized depreciation	(810,107,178)	($24,247,334)

Net unrealized appreciation	$4,589,672,293	$91,028,154

8. Bank Borrowings:

Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. During the six months ended January 31, 2016, the Funds did not borrow under the credit agreement.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

9. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

As of period end, Natural Resources invested a significant portion of its assets in securities in the Oil, Gas & Consumable Fuels and Oil & Gas Exploration & Production sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
BlackRock Equity Dividend Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	43,481,273	$976,962,250	158,264,407	$3,986,741,828
Shares issued in reinvestment of distributions	80,091,614	1,663,483,711	28,028,255	679,759,700
Shares redeemed	(100,239,971)	(2,275,592,837)	(245,942,795)	(6,162,015,416)

Net increase (decrease)	23,332,916	$364,853,124	(59,650,133)	$(1,495,513,888)

Service
Shares sold	193,826	$4,399,553	1,694,333	$42,499,305
Shares issued in reinvestment of distributions	641,892	13,286,407	641,947	15,514,011
Shares redeemed	(607,453)	(13,921,907)	(10,321,493)	(257,189,203)

Net increase (decrease)	228,265	$3,764,053	(7,985,213)	$(199,175,887)

Investor A
Shares sold	18,498,761	$419,713,216	49,624,746	$1,234,843,975
Shares issued in reinvestment of distributions	44,081,043	913,264,629	15,552,848	376,231,321
Shares redeemed	(63,045,693)	(1,440,509,252)	(185,051,729)	(4,649,187,661)

Net decrease	(465,889)	$(107,531,407)	(119,874,135)	$(3,038,112,365)

Investor B
Shares sold	9,096	$198,489	60,308	$1,501,565
Shares issued in reinvestment of distributions	106,938	2,238,773	34,693	846,216
Shares redeemed	(257,919)	(5,886,706)	(631,787)	(15,867,216)

Net decrease	(141,885)	$(3,449,444)	(536,786)	$(13,519,435)

Investor C
Shares sold	7,373,048	$159,976,339	19,668,196	$476,231,057
Shares issued in reinvestment of distributions	21,820,988	438,650,977	4,260,669	100,617,600
Shares redeemed	(17,285,129)	(380,153,838)	(29,779,931)	(724,822,345)

Net increase (decrease)	11,908,907	$218,473,478	(5,851,066)	$(147,973,688)

Investor C1
Shares sold	3,747	$85,157	21,101	$505,017
Shares issued in reinvestment of distributions	43,697	877,493	3,631	85,642
Shares redeemed	(18,274)	(403,840)	(41,126)	(1,003,279)

Net increase (decrease)	29,170	$558,810	(16,394)	$(412,620)

SEMI-ANNUAL REPORT	JANUARY 31, 2016	39

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
BlackRock Equity Dividend Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	2,730,128	$62,759,891	5,863,638	$146,793,101
Shares issued in reinvestment of distributions	6,394,847	133,217,124	2,371,843	57,658,517
Shares redeemed	(6,997,247)	(159,032,572)	(17,268,215)	(432,467,306)

Net increase (decrease)	2,127,728	$36,944,443	(9,032,734)	$(228,015,688)

Total Net Increase (Decrease)	37,019,212	$513,613,057	(202,946,461)	$(5,122,723,571)

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
BlackRock Natural Resources Trust	Shares	Amount	Shares	Amount
Institutional
Shares sold	477,820	$19,527,368	974,540	$59,455,624
Shares issued in reinvestment of distributions	101,571	3,890,187	101,562	5,158,363
Shares redeemed	(758,560)	(32,943,427)	(1,200,856)	(72,339,931)

Net decrease	(179,167)	$(9,525,872)	(124,754)	$(7,725,944)

Investor A
Shares sold	1,072,429	$42,864,289	1,640,767	$89,261,479
Shares issued in reinvestment of distributions	321,755	11,940,303	241,441	11,910,275
Shares redeemed	(1,124,139)	(45,981,913)	(1,690,951)	(98,750,423)

Net increase	270,045	$8,822,679	191,257	$2,421,331

Investor B
Shares sold	—	$—	2,292	$101,208
Shares issued in reinvestment of distributions	2,341	76,189	2,851	124,728
Shares redeemed	(11,405)	(401,045)	(25,991)	(1,347,381)

Net decrease	(9,064)	$(324,856)	(20,848)	$(1,121,445)

Investor C
Shares sold	148,959	$5,126,140	441,996	$20,707,190
Shares issued in reinvestment of distributions	106,217	3,391,494	70,908	3,043,327
Shares redeemed	(323,339)	(11,294,305)	(469,449)	(22,868,783)

Net increase (decrease)	(68,163)	$(2,776,671)	43,455	$881,734

Total Net Increase (Decrease)	13,649	$(3,804,719)	89,110	$(5,544,324)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Kenneth A. Froot, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

SEMI-ANNUAL REPORT	JANUARY 31, 2016	41

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request, without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse line up of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EDNR-1/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust
Date: April 1, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: April 1, 2016

3